Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Employee Benefit Plan [Abstract]
Summary of Employee Benefits

	As at March 31
Particulars	2024	2025
Net defined benefit liability	9,316	12,033
Other long term employee benefit (liability for compensated absences)	2,346	2,672
Total employee benefit liabilities	11,662	14,705

	As at March 31
Particulars	2024	2025
Present value of unfunded obligation	9,316	12,033
Total	9,316	12,033

Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined Liability and Its Components

The following table shows a reconciliation from the opening balances to the closing balances for the net defined liability and its components:

Particulars	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
	As at March 31		As at March 31		As at March 31
	2024	2025	2024	2025	2024	2025
Opening balance	7,245	9,467	(155)	(151)	7,090	9,316
Acquired through business combination (refer note 7 (d) and 7 (e))	95	271	—	—	95	271

Included in profit or loss
Current service cost	1,180	1,687	—	—	1,180	1,687
Past service cost (credit)	(307)	—	—	—	(307)	—
Interest cost (income)	492	636	(11)	(9)	481	627
	1,365	2,323	(11)	(9)	1,354	2,314
Included in other comprehensive income
Remeasurement loss (gain) :
-Actuarial loss (gain) arising from :
-demographic assumptions	854	(20)	—	—	854	(20)
-financial assumptions	17	417	—	—	17	417
-experience adjustment	340	441	—	—	340	441
-Return on plan assets excluding interest income	—	—	1	1	1	1
	1,211	838	1	1	1,212	839
Effects of movement in foreign exchange rates	(118)	(259)	3	3	(115)	(256)
Other
Contribution by employer	—	—	(2)	(11)	(2)	(11)
Benefits paid	(331)	(481)	13	41	(318)	(440)
Closing balance	9,467	12,159	(151)	(126)	9,316	12,033

Represented by:

	As at March 31
Particulars	2024	2025
Net defined benefit liability	9,316	12,033
Net defined benefit assets	—	—
	9,316	12,033

Summary of Actuarial Assumptions

Principal actuarial assumptions are given below:

As at March 31
Particulars	2024	2025
Discount rate (per annum)	6.90%-7.00%	6.40%-6.50%
Future salary growth (per annum)	7.00%-11.00%	7.00%-12.00%
Withdrawal rate	5.00%-25.00%	6.00%-25.00%

Summary of Sensitivity Analysis for Actuarial Assumptions

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	For the year ended March 31
Particulars	2024		2025
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(560)	630	(730)	822
Future salary growth (1% movement)	594	(542)	771	(703)
Withdrawal rate (5%-10% movement)	(884)	1,853	(1,274)	2,788

Disclosure of Plan Assets	Plan assets comprise the following:

	As at March 31
Particulars	2024	2025
Funds managed by the insurer	100%	100%

Summary of Expected Benefit Payments	G. Expected benefit payments for the year ending:

Amount
March 31, 2026	1,464
March 31, 2027	1,508
March 31, 2028	2,300
March 31, 2029	1,964
March 31, 2030	2,432
Thereafter	11,792